Segment Information - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,222	$ 6,763	$ 7,362
Other revenues	69	70	146
Net sales and other revenues	8,291	6,833	7,508
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	4,703	3,710	4,174
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	1,522	1,126	1,210
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	2,388	1,952	2,304
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	793	632	660
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	3,519	3,053	3,188
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	2,139	1,838	1,969
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,380	$ 1,215	$ 1,219